Organization and Principal Activities (Details) - USD ($)		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Organization and Principal Activities (Details) [Line Items]
Shares issued (in Shares)	14,704,271
Working capital deficit		$ 7,625,158
Accumulated deficit		907,539,304
Net loss		$ (896,677,759)	$ (10,543,363)
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of operating profits		51.00%
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of operating profits		100.00%